Post-retirement pension and other defined benefit schemes	12 Months Ended
Dec. 31, 2023
Post-retirement pension and other defined benefit schemes
Post-retirement pension and other defined benefit schemes

22 Post-retirement pension and other defined benefit schemes

Background

This section predominantly covers defined benefit arrangements like post-retirement pension and medical plans which make up the vast bulk of the Group’s liabilities. However, it also incorporates other benefits which fall under IAS 19 rules and which require an actuarial valuation, including but not limited to: lump sum plans, long service awards and defined contribution pension plans which have some defined benefit characteristics (e.g. a minimum guaranteed level of benefit). In total, over 50 plans in 28 countries are covered.

The Group and most of its subsidiaries offer retirement plans which cover the majority of employees. The Group’s policy is to provide defined contribution (DC) orientated pension provision to its employees unless otherwise compelled by local regulation. As a result, many of these retirement plans are DC, where the Group contribution and resulting charge is fixed at a set level or is a set percentage of employees’ pay. However, several plans, mainly in the UK and Sweden, are defined benefit (DB), where benefits are based on employees’ length of service and salary. The major DB plans are largely legacy arrangements as they have been closed to new entrants since 2000, apart from the collectively bargained Swedish plan (which is still open to employees born before 1979). During 2010, following consultation with its UK employees’ representatives, the Group introduced a freeze on pensionable pay at 30 June 2010 levels for DB members of the UK Pension Fund. The number of active members in the Fund continues to decline and is now 400 employees.

The major DB plans are funded through separate, fiduciary-administered assets. The cash funding of the plans, which may from time to time involve payments from the Group, is designed, in consultation with independent qualified actuaries, to ensure that the assets are sufficient to meet future obligations as and when they fall due. The funding level is monitored by the Group and local fiduciaries, who take into account the strength of the Group’s covenant, local regulation, cash flows, and the solvency and maturity of the pension plan.

Financing Principles and Funding Framework

Eighty six per cent of the Group’s total DB obligations (or 66% of net obligations) at 31 December 2023 are in schemes within the UK and Sweden. In these countries, the pension obligations are funded in line with the Group’s financing principles, as disclosed in prior years.

The Group has developed a long-term funding framework to implement these principles. This framework targets either full funding on a low-risk funding measure, or buyout with an external insurer as the pension funds mature, with affordable long-term de-risking of investment strategy along the way. Unless local regulation dictates otherwise, this framework determines the cash contributions payable.

UK

The UK Pension Fund represents approximately 65% of the Group’s DB obligations at 31 December 2023. The financing principles are modified in light of the UK regulatory requirements (summarised below) and resulting discussions with the Trustee.

Role of Trustee and Regulation

The UK Pension Fund is governed and administered by a corporate Trustee which is legally separate from the Group. The Trustee Directors are comprised of representatives appointed by both the employer and employees and include an independent professional Trustee Director. The Trustee Directors are required by law to act in the interest of all relevant beneficiaries and are responsible in particular for investment strategy and the day-to-day administration of the benefits. They are also responsible for jointly agreeing with the employer the level of contributions due to the UK Pension Fund.

The UK pensions industry is regulated by The Pensions Regulator whose statutory objectives and regulatory powers are described on its website, www.thepensionsregulator.gov.uk.

The Pension Scheme Act 2021 became effective in the UK from 1 October 2021. A section of this Act places additional legal requirements on companies who sponsor UK defined benefit pension schemes, to monitor and assess corporate activity, with a focus on the potential impact of such activity on the ongoing security of these benefits. The Group maintains a framework to ensure it meets its responsibilities under the Act.

There have been two UK High Court Rulings relating to Guaranteed Minimum Pensions (GMP) equalisation in 2018 and 2020. Following the publication of guidance around implementation in 2021, the Trustee, with input from the Group, has now completed the equalisation of benefits for the vast majority of pensioner members, with the project expected to complete in 2024. Further details are set out later in this Note. An estimate of the impact of these changes has already been recognised in 2018 and 2020, and actual experience is in line with the estimates previously recognised.

In June 2023, the UK High Court (Virgin Media Limited v NTL Pension Trustees II Limited) ruled that certain historical amendments for contracted-out defined benefit schemes were invalid if they were not accompanied by the correct actuarial confirmation. The judgment is subject to appeal. The Trustee and Group are monitoring developments and will consider if there are any implications for the UK Pension Fund, if the ruling is upheld.

Funding requirements

UK legislation requires that an actuarial valuation is completed for all DB pension schemes every three years, which compares the schemes’ liabilities to its assets. As part of the triennial valuation process, the Trustee and the Group must agree on a set of assumptions to value the liabilities and determine the contributions required, if any, to ensure the UK Pension Fund is fully funded over an appropriate time period and on a suitably prudent measure. The assumptions used to value the liabilities for the triennial actuarial valuation are required to be prudent, whereas the assumptions used to prepare an IAS 19 accounting valuation are required to be ‘best estimate’.

The last full actuarial valuation of the UK Pension Fund was carried out by a qualified actuary as at 31 March 2022 and finalised in May 2023, ahead of the statutory deadline.

Under the funding assumptions used to set the statutory funding target, the key assumptions from the actuarial valuation as at 31 March 2022 (shown as a single-equivalent rate) were as follows: salary increases at 0% per annum (as a result of pensionable pay levels being frozen in 2010); pension increases at 3.64% per annum; and discount rate at 3.03% per annum. The resulting valuation of the Fund’s liabilities on that basis was £5,951m ($7,820m) compared to a market valuation of assets at 31 March 2022 of £5,604m ($7,364m).

Aspects of the triennial actuarial valuation are governed by a long-term funding agreement, effective since October 2016, which sets out a path to full funding on a low-risk measure. Under this agreement, if a deficit exists, the Group is required to provide security. This security takes the form of a charge in favour of the Trustee over all land and buildings on the Group’s Cambridge Biomedical Campus site. This charge was enacted in December 2023, and provides long-term security to the Trustee in respect of the Group’s future deficit recovery contributions. The value of the charge is currently £317m ($404m) and it is capped at £350m ($446m). The value of the charge will vary and is expected to reduce over time, before falling away. Under the terms of the charge, the Trustee can only exercise its right over the ownership of the site in a Group insolvency event.

In relation to deficit recovery contributions, a lump sum contribution of £39m ($48m) was made in March 2023, with a further annual contribution of £39m ($50m) due before 31 March 2024, and each year up to March 2028.

Further progress was made over 2023 in equalising GMP for members of the UK Pension Fund. The method of equalisation converts GMP to non-GMP pension to simplify the structure and administration of benefits. As at 31 December 2023, almost all pensioner and dependent members have had their benefits equalised and, for non-pensioner members, a process will be in place in 2024 to equalise their benefits at their point of retirement. As part of the project, a Pension Increase Exchange (‘PiE’) option was also made available to the majority of pensioner members, at the Group’s discretion. This option provided the member with a choice to opt for a higher pension right away, but with no, or fewer, inflation-linked increases in the future. Take-up of this option resulted in a reduction to expected future liabilities and a $16m past service credit was taken to the income statement in March 2023.

Under the governing documentation of the UK Pension Fund, any future surplus in the Fund would be returnable to the Group by refund assuming gradual settlement of the liabilities over the lifetime of the Fund. In particular, the Trustee has no unilateral right to wind up the Fund without Company consent nor does it have the power to unilaterally use surplus to augment benefits prior to wind-up. As such, there are no adjustments required in respect of IFRIC 14 ‘IAS 19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’.

On current bases, it is expected that ongoing contributions (excluding those in respect of past service deficit contributions) during the year ending 31 December 2024 for the UK scheme will be approximately $18m.

United States

In May 2023, AstraZeneca Pharmaceuticals LP agreed a buy-out of its qualified US Defined Benefit Pension Plan with an external insurer. All Plan liabilities (approximately $840m) have now been discharged (via a mix of cash payments to participants and purchase of insured annuities), with an impact of $1.7m on the income statement and a net Group cash contribution of approximately $25m. The Plan is wound up and the Trust is closed. The transaction will be completed in 2024, pending approval of Group annuity contracts from State Regulators.

There are three remaining immaterial US post-retirement benefit plans and therefore from 2024, these will not be individually disclosed.

Sweden

The Swedish plans account for 20% of the Group’s defined benefit obligations. They are governed by Fiduciary Bodies with responsibility for the investment of the assets. These plans are funded in line with the Group’s financing principles and local regulations.

The Swedish defined benefit pension plans were actuarially valued at 31 December 2022, when plan obligations were estimated to amount to $1,312m and plan assets were $946m. The local Swedish GAAP funding position can influence contribution policy. Over 2023, for the main pension fund the Group did not request a reimbursement of benefit payments made throughout the year as the funding level was below 100% on the Swedish GAAP basis. The benefit payments over 2023, totalling approximately $47m, are therefore regarded as Group contributions.

On current bases, it is expected that ongoing contributions (excluding those in respect of past service deficit contributions) during the year ending 31 December 2024 for Sweden will be approximately $53m.

Other defined benefit plans

The Group provides benefit plans other than pensions which have to be reported under IAS 19. These include lump sum plans, long service awards and defined contribution pension plans which have a guaranteed minimum benefit. However, the largest category of these ‘other’ non-pension plans are healthcare benefits.

In the US, and to a lesser extent in certain other countries, the Group’s employment practices include the provision of healthcare and life assurance benefits for eligible retired employees. As at 31 December 2023, some 2,673 retired employees and covered dependents currently benefit from these provisions and some 2,133 current employees will be eligible on their retirement. The Group accrues for the present value of such retiree obligations over the working life of the employee. In practice, these benefits will be funded with reference to the financing principles.

In the US, the Post Retirement Welfare Plan which provides retiree medical benefits has a surplus of $66m. As a result, the investment strategy has been fully de-risked. The Group has concluded that under current legislation, the surplus would be repayable in the future to subsidise other medical benefits offered to employees.

The cost of post-retirement benefits other than pensions for the Group in 2023 was $1m (2022: $1m; 2021: $1m). Plan assets were $161m and plan obligations were $114m at 31 December 2023. These benefit plans have been included in the disclosure of post-retirement benefits under IAS 19.

Financial assumptions

Qualified independent actuaries have updated the actuarial valuations under IAS 19 for the major defined benefit schemes operated by the Group to 31 December 2023. The assumptions used may not necessarily be borne out in practice, due to the inherent financial and demographic uncertainty associated with making long-term projections. These assumptions reflect the changes which have the most material impact on the results of the Group and were as follows:

				2022
	UK	US	Sweden	Rest of Group[1]
Inflation assumption	3.2%	–	1.9%	2.5%
Rate of increase in salaries	– [2]	–	3.4%	4.0%
Rate of increase in pensions in payment	3.1%	–	1.9%	2.5%
Discount rate – defined benefit obligation	4.9%	5.0%	4.1%	3.7%
Discount rate – interest cost	5.0%	4.9%	4.0%	3.8%
Discount rate – service cost	4.8%	n/a	4.0%	3.7%

					2023
	UK		US	Sweden	Rest of Group[1]
Inflation assumption	3.1	% [3]	–	1.6%	2.2%
Rate of increase in salaries	–	[2]	–	3.1%	3.7%
Rate of increase in pensions in payment	2.9%		–	1.6%	2.2%
Discount rate – defined benefit obligation[4]	4.6%		4.7%	3.3%	3.3%
Discount rate – interest cost[5]	4.6%		4.7%	3.3%	3.3%
Discount rate – service cost[5]	4.5%		n/a	3.3%	3.3%

1	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.
2Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
3The UK inflation assumption includes an allowance for some UK inflation experience over 2023.
4Group defined benefit obligation as at 31 December 2023 calculated using discount rates based on market conditions as at 31 December 2023.
52023 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2022.

The weighted average duration of the post-retirement scheme obligations is approximately 11 years in the UK, 16 years in Sweden and 13 years for the Rest of the Group (including Germany).

Demographic assumptions

The mortality assumptions are based on country-specific mortality tables. These are compared to actual experience and adjusted where sufficient data are available. Additional allowance for future improvements in life expectancy is included for all major schemes where there is credible data to support a continuing trend.

The table below illustrates life expectancy assumptions at age 65 for male and female members retiring in 2023 and male and female members expected to retire in 2043 (2022: 2022 and 2042 respectively).

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2023	2043	2022	2042	2023	2043	2022	2042
UK	22.1	23.1	22.2	23.2	23.7	24.8	23.8	24.9
US	22.2	24.6	22.0	23.2	23.3	26.2	23.4	25.0
Sweden	21.8	23.6	21.8	23.6	23.9	26.0	23.9	26.0

In the UK, the Group adopted the CMI 2022 Mortality Projections Model with a 1% long-term improvement rate. No other demographic assumptions have changed since they were updated in 2022 following the actuarial valuation. The Group has continued to assume that 25% of members (2022: 25%) will transfer out of the defined benefit section of the AstraZeneca Pension Fund at the point of retirement.

In the US and Sweden, the mortality assumptions are unchanged from 2022.

Risks associated with the Group’s defined benefit pension schemes

The UK defined benefit plan accounts for 65% of the Group’s defined benefit obligations and exposes the Group to a number of risks, the most significant of which are:

Risk	Description	Mitigation
Asset pricing risk

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. Approximately 45% of the UK Pension Fund is allocated to growth assets. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will evolve to further improve the expected risk/return profile as opportunities arise. De-risking of the investment strategy took place over 2023, as the Fund moved ahead of its long-term target, with the benchmark allocation to Growth Assets reducing from 62.5% to 47.5%.

The Trustee has hedged approximately 92% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Interest rate risk	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is predominantly implemented via holding gilts (and gilt repurchase agreements or ‘gilt repo’) of appropriate duration. This hedge protects to a large degree against falls in long-term interest rates and the UK Pension Fund is approximately 98% hedged as a percentage of assets at the end of 2023 (versus target of 100%). Nonetheless, there remain differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and gilt repo) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in the vast majority of cases, this is capped at an annual increase of 5%, known as Limited Price Indexation or LPI).

The UK Pension Fund holds RPI index-linked gilts and gilt repo. The inflation hedge of the UK Pension Fund protects to some degree against higher-than-expected inflation increases on the DBO (approximately 100% hedged as a percentage of assets at the end of 2023). Over 2023, work was carried out by the Trustee to improve the accuracy of the hedge to LPI linked liabilities.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

In 2013 the Trustee entered into a longevity swap to hedge against the risk of increasing life expectancy over the next 75 years. The swap currently covers approximately 8,000 of the UK Pension Fund’s pensioners, equivalent to $2.4bn of Pension fund liability. A one-year increase in life expectancy would result in a $214m increase in pension fund obligations, which would be partially offset by a $108m increase in the value of the longevity swap and hence the pension fund assets.

Cash flow and liquidity risk

The UK Pension Fund is maturing and cash flow negative. Assets are liquidated to meet benefit outgo and potentially from time to time, to supplement the collateral pool required to post margin for derivative holdings.

There is a risk of the Trustee requesting liquidity support from the Group to meet margin calls or expenditure, if the liquidity position of the UK Pension Fund is not effectively monitored and managed.

The Trustee invests in a diversified portfolio of highly liquid assets to manage sequencing risk and operates a collateral management policy, maintaining a minimum liquidity ‘buffer’ above recommended regulatory guidelines, which can be quickly supplemented in an orderly manner.

Over 2023, in addition to the Growth and Liability Hedging portfolios, the Trustee allocated 7% of assets to a new, cash flow driven investment portfolio, consisting of investment grade corporate bonds. The purpose of this portfolio is to generate income to help meet the Fund’s benefit outgo. The portfolio is expected to grow over time as further de-risking occurs.

Other risks

There are a number of other risks of administering the UK Pension Fund which the Trustee manages with Group input. Some of the major risks include counterparty risks from using derivatives (mitigated by using a specialist investment manager to oversee a diversified range of counterparties of high standing and ensuring positions are collateralised daily). Furthermore, there are operational risks (such as paying out the wrong benefits) and legislative risks (such as the UK government introducing new legislation). These are mitigated so far as possible via the governance structure in place which oversees and administers the pension funds.

The Group’s pension plans in Sweden also manage these key risks, where relevant, in a similar way, with the local fiduciary bodies investing in a diversified manner and employing a framework to hedge interest rate risk where practicable.

Local fiduciary boards are aware of Environmental, Social and Governance (ESG) risks as they pertain to investment policy, and where local regulation allows, have policies in place to monitor and manage such risks and comply with local legislation and disclosure requirements. The Trustee of the UK Pension Fund published its inaugural Task Force for Climate-related Disclosures (TCFD) report in October 2023.

Assets and obligations of defined benefit schemes

The assets and obligations of the defined benefit schemes operated by the Group at 31 December 2023, as calculated in accordance with IAS 19, are shown below. The fair values of the schemes’ assets are not intended to be realised in the short term and may be subject to significant change before they are realised. The present value of the schemes’ obligations is derived from cash flow projections over long periods and is therefore inherently uncertain.

Scheme assets

											2022
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,931	–	104	–	–	–	60	–	2,095	–	2,095
Corporate bonds[2]	–	–	622	–	–	–	11	–	633	–	633
Derivatives[3]	–	(608)	(2)	(3)	–	325	(2)	–	(4)	(286)	(290)
Investment funds: Listed Equities[4]	–	265	–	–	–	–	49	4	49	269	318
Investment funds: Absolute Return/Multi Strategy[4]	–	1,701	–	–	–	475	6	–	6	2,176	2,182
Investment funds: Corporate Bonds/Credit[4]	–	817	–	–	–	144	49	10	49	971	1,020
Cash and cash equivalents	52	415	285	–	–	2	–	4	337	421	758
Other	–	–	–	2	–	–	1	311	1	313	314
Total fair value of scheme assets/(liabilities)[5]	1,983	2,590	1,009	(1)	–	946	174	329	3,166	3,864	7,030

											2023
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	2,383	–	61	–	–	–	51	–	2,495	–	2,495
Corporate bonds[2]	373	–	94	–	–	–	6	–	473	–	473
Derivatives[3]	–	(532)	–	–	–	440	–	–	–	(92)	(92)
Investment funds: Listed Equities[4]	–	321	–	–	–	–	53	3	53	324	377
Investment funds: Absolute Return/Multi Strategy[4]	–	1,131	–	–	–	461	5	8	5	1,600	1,605
Investment funds: Corporate Bonds/Credit[4]	–	667	–	–	–	165	48	–	48	832	880
Cash and cash equivalents	53	363	5	–	–	2	–	3	58	368	426
Other	–	–	–	–	–	–	(1)	316	(1)	316	315
Total fair value of scheme assets[5]	2,809	1,950	160	–	–	1,068	162	330	3,131	3,348	6,479

1	Predominantly developed markets in nature.
2	Predominantly developed markets in nature and investment grade (AAA-BBB).
3	Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page 187. Valuations are determined by independent third parties.
4	Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment-grade and non investment-grade credit) and Absolute Return/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.
5	None of the Group’s own assets were included in the scheme assets (2022: $1m). The assets held in 2022 were AstraZeneca corporate debt held by the US qualified plan and amounted to 0.05% of the plan's then assets.

Scheme obligations

					2022
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(212)	(54)	(430)	(424)	(1,120)
Deferred membership	(804)	(437)	(369)	(299)	(1,909)
Pensioners	(3,785)	(531)	(513)	(250)	(5,079)
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)	(8,108)

					2023
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(233)	(45)	(553)	(442)	(1,273)
Deferred membership	(853)	(2)	(443)	(294)	(1,592)
Pensioners	(4,075)	(107)	(606)	(254)	(5,042)
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)	(7,907)

Net (deficit)/surplus in the scheme

						2022
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,573	1,008	946	503		7,030
Total value of scheme obligations	(4,801)	(1,022)	(1,312)	(973)		(8,108)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(228)	(14)	(366)	(470)		(1,078)
Included in Non-current other receivables	–	62	–	28	[1]	90
Included in Retirement benefit obligations	(228)	(76)	(366)	(498)		(1,168)
	(228)	(14)	(366)	(470)		(1,078)

						2023
	UK	US	Sweden	Rest of Group		Total
	$m	$m	$m	$m		$m
Total fair value of scheme assets	4,759	160	1,068	492		6,479
Total value of scheme obligations	(5,161)	(154)	(1,602)	(990)		(7,907)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(402)	6	(534)	(498)		(1,428)
Included in Non-current other receivables	–	66	–	26	[1]	92
Included in Retirement benefit obligations	(402)	(60)	(534)	(524)		(1,520)
	(402)	6	(534)	(498)		(1,428)

1	Surpluses were recognised in Ireland and Belgium.

Fair value of scheme assets

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	4,573	1,008	946	503	7,030	7,333	1,413	1,234	584	10,564
Interest income on scheme assets	229	22	38	11	300	123	29	18	5	175
Expenses	(9)	(1)	–	(1)	(11)	(5)	(2)	–	–	(7)
Actuarial (losses)/gains	(59)	2	37	(45)	(65)	(1,964)	(295)	(153)	(55)	(2,467)
Exchange and other adjustments	262	(1)	48	20	329	(728)	–	(152)	(34)	(914)
Employer contributions	65	35	46	42	188	118	7	43	37	205
Participant contributions	1	4	–	7	12	1	5	–	5	11
Benefits paid	(303)	(68)	(47)	(45)	(463)	(305)	(149)	(44)	(39)	(537)
Settlements	–	(841)	–	–	(841)	–	–	–	–	–
Scheme assets’ fair value at end of year	4,759	160	1,068	492	6,479	4,573	1,008	946	503	7,030

The actual return on the plan assets was a gain of $235m (2022: loss of $2,292m).

Movement in post-retirement scheme obligations

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(4,801)	(1,022)	(1,312)	(973)	(8,108)	(7,941)	(1,404)	(2,373)	(1,300)	(13,018)
Current service cost	(6)	(2)	(13)	(35)	(56)	(14)	(1)	(35)	(38)	(88)
Past service credit/(cost)	12	–	(2)	2	12	(5)	–	(4)	3	(6)
Participant contributions	(1)	(4)	–	(7)	(12)	(1)	(4)	–	(5)	(10)
Benefits paid	303	68	47	45	463	305	149	44	39	537
Interest expense on post-retirement scheme obligations	(239)	(22)	(50)	(27)	(338)	(132)	(29)	(31)	(12)	(204)
Actuarial (losses)/gains	(155)	(12)	(202)	28	(341)	2,243	268	806	268	3,585
Exchange and other adjustments	(274)	1	(70)	(34)	(377)	744	(1)	281	72	1,096
Settlements	–	839	–	11	850	–	–	–	–	–
Present value of obligations in scheme at end of year	(5,161)	(154)	(1,602)	(990)	(7,907)	(4,801)	(1,022)	(1,312)	(973)	(8,108)

The obligations arise from over 50 plans in 28 countries:

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes[1]	(5,151)	–	(1,599)	(868)	(7,618)	(4,787)	(851)	(1,310)	(842)	(7,790)
Funded – post-retirement healthcare	–	(94)	–	–	(94)	–	(111)	–	–	(111)
Unfunded – pension schemes[1]	–	(60)	(3)	(113)	(176)	–	(60)	(2)	(122)	(184)
Unfunded – post-retirement healthcare	(10)	–	–	(9)	(19)	(14)	–	–	(9)	(23)
Total	(5,161)	(154)	(1,602)	(990)	(7,907)	(4,801)	(1,022)	(1,312)	(973)	(8,108)

1	Includes defined benefit pension schemes and other plans, such as lump sum, long service awards and DC plans with underpins.

Consolidated Statement of Comprehensive Income disclosures

The amounts that have been charged to the Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes for the year ended 31 December 2023, are set out below.

					2023					2022
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(6)	(2)	(13)	(35)	(56)	(14)	(1)	(35)	(38)	(88)
Past service credit/(cost)	12	–	(2)	2	12	(5)	–	(4)	3	(6)
Expenses	(9)	(1)	–	(1)	(11)	(5)	(2)	–	–	(7)
Total charge to Operating profit	(3)	(3)	(15)	(34)	(55)	(24)	(3)	(39)	(35)	(101)
Finance expense
Interest income on scheme assets	229	22	38	11	300	123	29	18	5	175
Interest expense on post-retirement scheme obligations	(239)	(22)	(50)	(27)	(338)	(132)	(29)	(31)	(12)	(204)
Net interest on post-employment defined benefit plan liabilities	(10)	–	(12)	(16)	(38)	(9)	–	(13)	(7)	(29)
Charge before taxation	(13)	(3)	(27)	(50)	(93)	(33)	(3)	(52)	(42)	(130)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(59)	2	37	(45)	(65)	(1,964)	(295)	(153)	(55)	(2,467)
Experience (losses)/gains arising on the post-retirement scheme obligations	(25)	(2)	(67)	(13)	(107)	55	(16)	(99)	(6)	(66)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(142)	(10)	(135)	44	(243)	2,272	284	896	275	3,727
Changes in demographic assumptions	12	–	–	(3)	9	(84)	–	9	(1)	(76)
Remeasurement of the defined benefit liability	(214)	(10)	(165)	(17)	(406)	279	(27)	653	213	1,118

Past service cost includes granting early retirement in UK and Sweden.

Total Group pension costs in respect of defined contribution and defined benefit schemes during the year are set out below (see Note 29).

	2023	2022
	$m	$m
Defined contribution schemes	482	445
Defined benefit schemes − Current service cost and Expenses	67	95
Defined benefit schemes − Past service (credit)/cost	(12)	6
Pension costs	537	546

Rate sensitivities

The following table shows the US dollar effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations in our three main defined benefit pension obligation countries.

		2023		2022
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	269	(308)	262	(289)
US ($m)	4	(4)	46	(49)
Sweden ($m)	109	(123)	95	(107)
Total ($m)	382	(435)	403	(445)

		2023		2022
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(189)	184	(173)	165
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(116)	104	(104)	93
Total ($m)	(305)	288	(277)	258

		2023		2022
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(46)	42	(47)	43
Total ($m)	(46)	42	(47)	43

			2023			2022
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(214)	[2]	212	[3]	(191)	193
US ($m)	(2)		2		(20)	20
Sweden ($m)	(51)		51		(44)	44
Total ($m)	(267)		265		(255)	257

1	Rate of increase in pensions in payment follows inflation.
2	Of the $214m increase, $108m is covered by the longevity swap.
3	Of the $212m decrease, $106m is covered by the longevity swap.

In consideration of current market conditions, additional sensitivities have been calculated for the UK and Sweden schemes for 2023. The effect on retirement benefit obligations of a 1.0% change in assumption is as follows: $525m (UK) and $210m (Sweden) if the discount rate is increased; $(634)m (UK) and $(254)m (Sweden) if the discount rate is decreased; $(384)m (UK) and $(240)m (Sweden) if the inflation rate is increased; and $363m (UK) and $201m (Sweden) if the inflation rate is decreased.

The sensitivity to the financial assumptions shown above has been estimated taking into account the approximate duration of the liabilities and the overall profile of the plan membership.

The inflation sensitivity allows for the impact of a change in inflation on salary increases and pension increases (where these assumptions are inflation-linked).

The salary increase sensitivity reflects the impact of an increase of only salary relative to inflation.

The sensitivity to the life expectancy assumption is estimated based on a revised mortality assumption that extends/reduces the current life expectancy by one year for a particular age.